Equity Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plans

7. Equity Incentive Plans

The Company’s Board of Directors, or Board, and stockholders previously approved the 2009 Stock Plan, or the 2009 Plan. In March 2014, the stockholders approved the 2014 Equity Incentive Plan, or the 2014 Plan. As of March 21, 2014, the effective date of the 2014 Plan, the Company suspended the 2009 Plan and no additional awards may be granted under the 2009 Plan. Any shares of common stock covered by awards granted under the 2009 Plan that terminate after March 21, 2014 by expiration, forfeiture, cancellation or other means without the issuance of such shares, will be added to the 2014 Plan reserve.

As of September 30, 2014, the total number of shares of common stock available for issuance under the 2014 Plan was 4,100,255, which includes the 1,695,652 shares of common stock that were available for issuance under the 2009 Plan as of the effective date of the 2014 Plan. Unless the Board provides otherwise, beginning on January 1, 2015, and continuing until the expiration of the 2014 Plan, the total number of shares of common stock available for issuance under the 2014 Plan will automatically increase annually on January 1 by 4.5% of the total number of issued and outstanding shares of common stock as of December 31 of the immediately preceding year. As of September 30, 2014, approximately 648,000 shares of common stock were subject to outstanding awards under the 2014 Plan.

In March 2014, the Board and stockholders approved the 2014 Employee Stock Purchase Plan, or the ESPP, which became effective as of March 5, 2014. The Company has reserved a total of 150,000 shares of common stock for issuance under the ESPP. Unless the Board provides otherwise, beginning on January 1, 2015, and continuing until the expiration of the ESPP, the total number of shares of common stock available for issuance under the ESPP will automatically increase annually on January 1 by the lesser of (i) 1% of the total number of issued and outstanding shares of common stock as of December 31 of the immediately preceding year, or (ii) 300,000 shares of common stock. As of September 30, 2014, the Company has not issued any shares of common stock under the ESPP.

10. Stock Option Plan

In February 2009, the Company adopted the Versartis, Inc. 2009 Stock Plan, which was amended in June 2011 (“2009 Plan”) for eligible employees, outside directors and consultants. The 2009 Plan provides for the granting of incentive stock options, non-statutory stock options, and stock purchase rights to acquire restricted stock. Terms of the stock option agreements, including vesting requirements, are determined by the Board of Directors, subject to the provisions in the 2009 Plan. Options granted by the Company generally vest over a period of four years and expire no later than ten years after the date of grant. Options may be exercised prior to vesting, subject to a right of repurchase by the Company. The Board of Directors determines the fair value of the underlying common stock at the time of the grant of each option. Upon the exercise of options, the Company issues new common stock from its authorized shares.

Options under the 2009 Plan may be granted for periods of up to ten years. All options issued to date have had a ten year life. The exercise price of an ISO shall not be less than 100% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. The exercise price of an ISO and NSO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors. The exercise price of a NSO shall not be less than the par value per share of common stock. To date, options granted generally vest over four years and vest at a rate of 25% upon the first anniversary of the issuance date and 1/36th per month thereafter.

As of December 31, 2013, a total of 9,533 shares of common stock are available for future grant under the 2009 Plan.

In March 2011, the Company reduced the exercise price of all outstanding stock options with an exercise price greater than $1.26 per share to $1.26 per share. This modification affected a total of 50,887 shares. This resulting incremental compensation expense was not material.

Activity under the Company’s stock option plans is set forth below:

	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Balances, January 1, 2012	55,936	328,921	1.26
Additional shares authorized	250,095	—	—
Options granted	(175,652)	175,652	1.40
Options exercised	—	(3,910)	1.26
Options cancelled	38,192	(38,192)	1.29

Balances, December 31, 2012	168,571	462,471	1.31
Additional shares authorized	803,590	—	—
Options granted	(974,459)	974,459	2.16
Options exercised	—	(21,444)	1.27
Options cancelled	11,831	(11,831)	1.30

Balances, December 31, 2013	9,533	1,403,655	$1.90	9.1	$889

Vested and expected to vest as of December 31, 2013		1,403,655	$1.90	9.1	$847

Exercisable as of December 31, 2013		253,040	$1.30	7.6	$312

The intrinsic values of outstanding, vested and exercisable options were determined by multiplying the number of shares by the difference in exercise price of the options and the fair value of the common stock.

The following table summarizes information with respect to stock options outstanding and currently exercisable and vested as of December 31, 2013:

	Options Outstanding		Options Exercisable and Vested
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)
$1.26	274,308	7.3	193,811	7.3
1.38	134,922	8.3	53,406	8.3
1.61	419,152	9.3	5,823	9.0
2.53-3.33	575,273	10.0	–

	1,403,655		253,040

Stock Options Granted to Employees

During the years ended December 31, 2012 and 2013, the Company granted stock options to employees to purchase shares of common stock with a weighted-average grant date fair value of $1.04 and $1.60 per share, respectively. The fair value is being expensed over the vesting period of the options, which is usually 4 years on a straight line basis as the services are being provided. No tax benefits were realized from options and other share-based payment arrangements during the periods.

As of December 31, 2013, total unrecognized employee stock-based compensation was $1.5 million, which is expected to be recognized over the weighted-average remaining vesting period of 3.6 years.

The fair value of employee stock options was estimated using the following assumptions:

	Year Ended December 31,
	2012	2013

Expected volatility	90.3% - 91.4%	88.8% - 90.0%
Risk-free interest rate	0.88% - 1.11%	0.88% - 2.10%
Dividend yield	0.0%	0.0%
Expected life (in years)	6.00 - 6.08	5.98 - 6.08

Determining Fair Value of Stock Options

The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Expected Volatility – The expected stock price volatility assumption was determined by examining the historical volatilities of a group of industry peers, as the Company did not have any trading history for the Company’s common stock. The Company will continue to analyze the historical stock price volatility and expected term assumptions as more historical data for the Company’s common stock becomes available.

Expected Term – The expected term of stock options represents the weighted average period the stock options are expected to be outstanding. For option grants that are considered to be “plain vanilla”, the Company has opted to use the simplified method for estimating the expected term as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average time-to-vesting and the contractual life of the options. For other option grants, the expected term is derived from the Company’s historical data on employee exercises and post-vesting employment termination behavior taking into account the contractual life of the award.

Risk-Free Interest Rate – The risk free rate assumption was based on the U.S. Treasury instruments with terms that were consistent with the expected term of the Company’s stock options.

Expected Dividend – The expected dividend assumption was based on the Company’s history and expectation of dividend payouts.

Forfeiture Rate – Forfeitures were estimated based on historical experience.

Fair Value of Common Stock – The fair value of the shares of common stock underlying the stock options has historically been the responsibility of and determined by the Company’s board of directors. Because there has been no public market for the Company’s common stock, the board of directors determined fair value of common stock at the time of grant of the option by considering a number of objective and subjective factors including independent third-party valuations of the Company’s common stock, sales of convertible preferred stock to unrelated third parties, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, amongst other factors. The fair value of the underlying common stock will be determined by the Company’s board of directors until such time as the Company’s common stock is listed on an established exchange or national market system.

Stock Options Granted to Non Employees

The stock-based compensation cost of options granted to nonemployees is re-measured over the vesting period as earned, and the resulting value is recognized as an expense over the period in which services are received. The weighted-average fair value of non-employee options granted during the period from December 10, 2008 (inception) to December 31, 2013 was $1.56 per share. Options to purchase 2,023 and 34,758 shares were granted to non-employees during 2012 and 2013, respectively.

Stock-based compensation expense, net of estimated forfeitures, is reflected in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,		Cumulative Period From December 10, 2008 (Date of Inception) to December 31, 2013
	2012	2013
Operating expenses
Research and development	$91	$124	$369
General and administrative	50	91	179

Total	$141	$215	$548

Options Subject to Repurchase

The Company has a right of repurchase with respect to early exercised options at an amount equal to the lower of (i) the exercise price of each restricted share being repurchased and (ii) the fair market value of such restricted share at the time the Company’s right of repurchase is exercised. The Company’s right to repurchase these shares lapses 25% after one year and 1/48 of the total number of shares originally granted per month for 36 months thereafter. At December 31, 2012 and 2013, 2,214 and zero shares remained subject to the Company’s right of repurchase, respectively.

The shares purchased by employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be issued until those shares vest according to their respective vesting schedules. The cash received in exchange for unvested shares of early exercised stock options is recorded as an early exercise liability on the balance sheets and will be transferred to common stock and additional paid-in capital as such shares vest.